Long Term Bank Loans (Details 1) - Dec. 31, 2017	USD ($)	CNY (¥)
Long Term Bank Loans [Abstract]
March 2018	$ 2,985,004	¥ 19,420,976
September 2018	1,475,520	9,600,000
March 2019	1,475,520	9,600,000
September 2019	1,475,520	9,600,000
Long-term Debt	$ 7,411,564	¥ 48,220,976